UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     May 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $743,023 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAPITAL AGENCY CORP   COM              02503X105    55498  1904554 SH       SOLE                  1904554        0        0
ANNALY CAP MGMT INC            COM              035710409    51244  2936600 SH       SOLE                  2936600        0        0
CHEVRON CORP NEW               COM              166764100      548     5100 SH       SOLE                     5100        0        0
HATTERAS FINL CORP             COM              41902R103    52591  1870245 SH       SOLE                  1870245        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100    15295   700000 SH       SOLE                   700000        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     7312   123200 SH       SOLE                   123200        0        0
ISHARES TR                     DJ SEL DIV INX   464287168   108375  2078950 SH       SOLE                  2078950        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     7524    16719 SH  CALL SOLE                    16719        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     5208    42000 SH  PUT  SOLE                    42000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      226    72400 SH       SOLE                    72400        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308   103667  3464831 SH       SOLE                  3464831        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     4250    50000 SH  PUT  SOLE                    50000        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886   166002  5208750 SH       SOLE                  5208750        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    10841    77515 SH       SOLE                    77515        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6284    13965 SH  CALL SOLE                    13965        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     5060    40000 SH  PUT  SOLE                    40000        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763   112250  2072950 SH       SOLE                  2072950        0        0
SUNCOR ENERGY INC NEW          COM              867224107    30848   687965 SH       SOLE                   687965        0        0